Patents, and Trademark Rights, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Patents, and Trademark Rights, Net

Note 5: Patents, and Trademark Rights, Net

Patent and trademark rights consist of the following (in thousands):

	September 30, 2024			December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Patents	$3,315	$(887)	$2,428	$2,947	$(750)	$2,197
Trademarks	232	(128)	104	229	(113)	116
Net amortizable patents and trademarks rights	$3,547	$(1,015)	$2,532	$3,176	$(863)	$2,313

Patent and trademark rights acquisitions, abandonments and amortization:

December 31, 2023	$2,313
Acquisitions	419
Abandonments and expirations	(46)
Amortization	(154)
September 30, 2024	$2,532

Patents and trademarks are stated at cost (primarily legal fees) and are amortized using the straight-line method over an estimated useful life of 17 years for patents and 10 years for trademarks. The weighted remaining average amortization period is approximately 12 years for patents and 6 years for trademarks, respectively. The company expenses annuity costs related to its trademarks and patents.

Amortization of patents and trademarks for each of the next five years and thereafter is as follows (in thousands):

Year Ending December 31,
2024	$72
2025	268
2026	265
2027	239
2028	219
Thereafter	1,469
Total	$2,532

(4) Patents and Trademark Rights, Net

Patent and trademark rights consist of the following (in thousands):

	December 31, 2023			December 31, 2022
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Patents	$2,947	$(750)	$2,197	$2,389	$(595)	$1,794
Trademarks	229	(113)	116	216	(69)	147
Net amortizable patents and trademarks rights	$3,176	$(863)	$2,313	$2,605	$(664)	$1,941

The following table presents the changes in the patents and trademark rights:

(in thousands)
December 31, 2022	$1,941
Acquisitions	585
Abandonments	(14)
Amortization	(199)
December 31, 2023	$2,313

Patents and trademarks are stated at cost (primarily legal fees) and are amortized using the straight-line method of the estimated useful life of 17 years and 10 years, respectively.

Amortization of patents and trademarks for each of the next five years is as follows (in thousands):

Year Ending December 31,
2024	$241
2025	232
2026	230
2027	208
2028	189
Thereafter	1,213
Total	$2,313